Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
After Offsetting, Deferred Tax Assets and Liabilities
Presented as deferred tax assets	€ 6,799	€ 8,666
Presented as deferred tax liabilities	346	486
Net deferred tax assets	€ 6,453	€ 8,180